Prepayments, receivables and other assets (Details) ¥ in Millions, $ in Millions	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 CNY (¥)
Current:
Accounts receivable, net of allowance	¥ 22,838		¥ 19,786
Inventories	19,685		14,859
Value-added tax ("VAT") receivables, net of allowance	12,532		11,826
Amounts due from related companies (i)	10,407		11,029
Advances to / receivables from customers, merchants and others	9,259		8,231
Prepaid cost of revenue, sales and marketing and other expenses	8,691		7,547
Deferred direct selling costs (ii)	2,357		2,000
Interest receivables	1,187		984
Licensed copyrights	1,133		780
Others	10,763		7,187
Total Current	98,852	$ 14,559	84,229
Non-current:
Operating lease right-of-use assets	37,610		34,660
Film costs and prepayment for licensed copyrights and others	9,702		8,517
Deferred tax assets	8,027		7,590
Prepayment for acquisition of property and equipment	2,591		3,503
Deferred direct selling costs (ii)	233		275
Others	3,358		3,440
Total Non-current	¥ 61,521	$ 9,061	¥ 57,985